Research and Develoment, Net	12 Months Ended
Dec. 31, 2018
Research and Development [Abstract]
RESEARCH AND DEVELOMENT, NET

NOTE 11 – RESEARCH AND DEVELOMENT, NET

	Year ended December 31,
	2018	2017	2016
	USD in thousands

Payroll and related expenses (*)	5,793	2,083	221
Subcontracted work and consulting	1,744	1,238	588
Share based payments to service provider	43	112	--
Rent and office maintenance	629	281	--
Travel expenses	76	79	--
Other	393	296	95
Sales of prototypes	(40)	--	--
	8,638	4,089	904

(*)	Includes Share-based payment of USD 578 and USD 379 in 2018 and 2017, respectively.